Content and software development costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Expense of Development Costs

	2022	2021
Opening total software technology and content development costs	$10,559,601	$8,880,753

Software technology and content development during the year	2,496,877	1,678,848
Closing total software technology and content development costs	$13,056,478	$10,559,601